Retirement and Postretirement Benefits (Details 7) $ in Millions	Dec. 31, 2014 USD ($)
Pension Plan [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	$ 74.2
2016	75.6
2017	75.7
2018	83.8
2019	76.6
2020-2024	383.7
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	21.2
2016	20.7
2017	20.0
2018	19.5
2019	18.7
2020-2024	81.9
Prescription Drug Subsidy Receipts, Fiscal Year Maturity [Abstract]
2015	0.9
2016	0.9
2017	1.0
2018	1.1
2019	1.2
2020-2024	$ 6.8